Financial Debt (Tables)	12 Months Ended
Jun. 30, 2023
Financial Debt [Abstract]
Schedule of Financial Debt
	As of June 30, 2023	As of June 30, 2022
Financial Debt denominated in Argentine Pesos	517,743	—
Financial Debt denominated in US Dollars	2,028,500	—
Total Current Financial Debt	$2,546,243	$—

Schedule of Book Value is Reasonably Approximate to the Fair Value given its Short-Term Nature	The book value is reasonably approximate to the fair value given its short-term nature.
	As of June 30, 2023	As of June 30, 2022
Financial Debt denominated in Argentine Pesos	99,046	—
Total Non-current Financial Debt	$99,046	$—

Schedule of Terms and Conditions of Outstanding Loans	The terms and conditions of outstanding loans are as follows:
Bank entity	Currency of denomination	Nominal value (equivalent in USD)	Nominal interest rate	Date of maturity	As of June 30, 2023	As of June 30, 2022
Banco Macro – pre-financing of exports	ARS	147,874	67% – 88%(*)	07/17/2023 – 12/27/2023	173,236	—
Banco Nación – pre-financing of exports	USD	28,500	2%	10/6/2023	28,635	—
Banco Córdoba – pre-financing of exports	ARS	142,567	55% – 88%(*)	01/11/2023 – 06/26/2023	156,057	—
Banco Galicia – bank overdrafts	ARS	18,849	144%(*)	06/30/2023	18,849	—
HSBC Bank – bank overdrafts	ARS	4,625	108%(*)	06/30/2023	4,625	—
Banco Santander – bank overdrafts	ARS	41,325	161%(*)	06/30/2023	44,446	—
Banco Galicia – loans	ARS	99,643	35% – 85%(*)	08/21/2023 – 01/25/2024	33,728	—
HSBC Bank – loans	ARS	19,508	64%(*)	07/27/2023	14,940	—
Banco Santander – loans	ARS	119,001	50% – 57%(*)	09/03/2026 – 03/04/2027	118,185	—
Banco Macro – loans	ARS	11,705	54%(*)	7/12/2023	1,257	—
Promissory notes	USD	2,000,000	0%	05/22/2024 – 06/25/2024	2,000,000	—
Asociación mutual AMA – loans	ARS	42,316	53%(*)	07/10/2023 – 04/10/2024	51,331	—

(*)      Interest rates of our outstanding loans in ARS, correspond to market rates in the country of incorporation of our newly acquired subsidiary, which deems to be a hyperinflationary economy.